Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Amendment Description
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024